Document and Entity Information	9 Months Ended
	Aug. 31, 2011	Oct. 20, 2011
Document And Entity Information
Entity Registrant Name	Alto Group Holdings Inc.
Entity Central Index Key	0001430124
Document Type	10-Q
Document Period End Date	Aug 31, 2011
Amendment Flag	true
Current Fiscal Year End Date	--11-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		604,613,332
Amendment Description	Alto Group Holdings, Inc. is filing this Amendment No. 1 on Form 10-Q/A solely to include XBRL information.
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011

Consolidated Balance Sheets (USD $)	Aug. 31, 2011	Nov. 30, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 2,939	$ 2,142
Loans receivable	7,500
Total Current Assets	10,439	2,142
PROPERTY AND EQUIPMENT, net of accumulated depreciation of $22,161 and $-0-, respectively	208,891
OTHER ASSETS
Mining assets	45,500	45,500
Other assets	1,104
Total Other Assets	46,604	45,500
TOTAL ASSETS	265,934	47,642
CURRENT LIABILITIES
Accounts payable and accrued liabilities	520,828	87,265
Due to related parties	30,000	148,500
Notes and loans payable	2,737,451	267,500
Proceeds from investors pursuant to Stock Purchase Agreements to be effective upon completion of reverse stock split	200,000
Total Current Liabilities	3,488,279	503,265
TOTAL LIABILITIES	3,488,279	503,265
Preferred stock, $0.00001 par value; 100,000,000 shares authorized:
Series A Preferred Stock, 20,000,000 shares designated, 14,000,000 and 14,000,000 shares issued and outstanding, respectively	140	140
Series B Preferred Stock, 100,000 and 100,000 shares issued and outstanding, respectively	1	1
Common stock, $0.00001 par value; 750,000,000 shares authorized, 604,613,332 and 120,013,332 shares issued and outstanding and to be issued, respectively	6,046	1,200
Additional paid-in capital	9,421,005	4,015,101
Accumulated deficit	(12,649,537)	(4,472,065)
Total Stockholders' Deficit	(3,222,345)	(455,623)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	265,934	47,642
Series A Preferred Stock
Preferred stock, $0.00001 par value; 100,000,000 shares authorized:
Series A Preferred Stock, 20,000,000 shares designated, 14,000,000 and 14,000,000 shares issued and outstanding, respectively	140	140
Series B Preferred Stock
Preferred stock, $0.00001 par value; 100,000,000 shares authorized:
Series B Preferred Stock, 100,000 and 100,000 shares issued and outstanding, respectively	$ 1	$ 1

Consolidated Balance Sheets (Parenthetical) (USD $)	Aug. 31, 2011	Nov. 30, 2010
Property and Equipment, net of accumulated depreciation	$ 208,891
Series A Preferred Stock, shares designated	20,000,000	20,000,000
Series A Preferred Stock, shares issued	14,000,000	14,000,000
Series A Preferred Stock, shares outstanding	14,000,000	14,000,000
Series B Preferred Stock, shares issued	100,000	100,000
Series B Preferred Stock, shares outstanding	100,000	100,000
Series A Preferred Stock
Series A Preferred Stock, shares designated	20,000,000	20,000,000
Series A Preferred Stock, shares issued	14,000,000	14,000,000
Series A Preferred Stock, shares outstanding	14,000,000	14,000,000
Series B Preferred Stock
Series B Preferred Stock, shares issued	100,000	100,000
Series B Preferred Stock, shares outstanding	100,000	100,000

Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		48 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011
Income Statement [Abstract]
NET REVENUES
OPERATING EXPENSES
Exploration and carrying costs (including stock-based costs of $-0-, $-0-, $123,000, $-0-, and $123,000, respectively	87,867	9,750	548,663	9,750	575,638
Officers' and directors' compensation (including stock-based compensation of $-0-, $-0-, $-0-, $-0- and $860,000, respectively)	53,000		154,000		1,166,000
Consulting fees (including stock-based compensation of $257,400, $-0-, $306,600, $2,300,000, and $2,606,600, respectively)	413,200	46,000	922,190	2,954,000	3,276,490
Professional fees (including stock-based compensation of $336,000, $-0-, $3,639,669, $-0- and $4,303,824, respectively)	458,865	51,001	3,985,815	234,081	4,832,633
General and administrative	374,894	1,118	1,158,881	8,957	1,324,249
Donated services					18,400
Impairment of mineral property acquisition costs					6,500
Total Operating Expenses	1,387,826	107,869	6,769,549	3,206,788	11,199,910
LOSS FROM OPERATIONS	(1,387,826)	(107,869)	(6,769,549)	(3,206,788)	(11,199,910)
OTHER INCOME (EXPENSES)
Gain from forgiveness of amounts due to former related parties					28,539
Write off of goodwill			(431,713)		(431,713)
Interest expense (including amortization of debt discount of $215,817, $-0-, $311,455, $-0-, and $350,391, respectively)	(292,339)	(8,117)	(458,140)	(8,189)	(528,383)
Loss on conversion of notes payable to investors to common stock	(518,070)		(518,070)		(518,070)
Total Other Income (Expenses)	(810,409)	(8,117)	(1,407,923)	(8,189)	(1,449,627)
LOSS BEFORE INCOME TAXES	(2,198,235)	(115,986)	(8,177,472)	(3,214,977)	(12,649,537)
INCOME TAX EXPENSE
NET LOSS	$ (2,198,235)	$ (115,986)	$ (8,177,472)	$ (3,214,977)	$ (12,649,537)
BASIC AND FULLY DILUTED:
Net loss per common share	$ 0	$ 0	$ (0.02)	$ (0.04)	$ (0.1)
Weighted average shares outstanding	471,982,897	75,013,332	327,499,463	73,178,783	125,269,438

Consolidated Statements of Operations (Parenthetical) (USD $)	3 Months Ended		9 Months Ended		48 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011
Income Statement [Abstract]
Stock-based costs			$ 123,000		$ 123,000
Officers' and Directors' Stock-based compensation					860,000
Consulting fees, stock-based compensation	257,400		306,600	2,300,000	2,606,600
Professional fees including stock-based compensation	336,000		3,639,669		4,303,824
Interest expense including amortization of debt discount	$ 215,817		$ 311,455		$ 350,391

Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Series A Preferred Stock	Series B Preferred Stock	Common Stock At $0.000125 per share	Common Stock At $0.00125 per share	Common Stock On March 2, 2011	Common Stock On June 20, 2011	Common Stock	Additional Paid-In Capital At $0.000125 per share	Additional Paid-In Capital At $0.00125 per share	Additional Paid-In Capital On March 2, 2011	Additional Paid-In Capital On June 20, 2011	Additional Paid-In Capital	Subscriptions Receivable At $0.00125 per share	Subscriptions Receivable	Deficit Accumulated During the Exploration Stage	At $0.000125 per share	At $0.00125 per share	On March 2, 2011	On June 20, 2011	Total
Beginning Balance (Shares) at Sep. 20, 2007
Common shares sold for cash (Shares)			48,000,000	31,680,000
Common shares sold for cash (in Dollars)			$ 480	$ 317				$ 5,520	$ 39,283				$ (4,500)			$ 6,000	$ 35,100
Donated services and expenses (in Dollars)												2,400								2,400
Net Loss for the year															(5,772)					(5,772)
Ending Balance (in Dollars) at Nov. 30, 2007							797					47,203		(4,500)	(5,772)					37,728
Ending Balance (Shares) at Nov. 30, 2007							79,680,000
Donated services and expenses (in Dollars)												9,600								9,600
Common stock subscriptions collected (in Dollars)														4,500						4,500
Net Loss for the year															(64,689)					(64,689)
Ending Balance (in Dollars) at Nov. 30, 2008							797					56,803			(70,461)					(12,861)
Ending Balance (Shares) at Nov. 30, 2008							79,680,000
Donated services and expenses (in Dollars)												6,400								6,400
Forgiveness of debt due to related party by then majority stockholder on September 15, 2009												28,006								28,006
Net Loss for the year															(58,395)					(58,395)
Ending Balance (in Dollars) at Nov. 30, 2009							797					91,209			(128,856)					(36,850)
Beginning Balance (Shares) at Nov. 30, 2009							79,680,000
Conversion of common stock to Series A preferred stock on March 3, 2010 (Shares)	14,000,000						(48,000,000)
Conversion of common stock to Series A preferred stock on March 3, 2010 (in Dollars)	140						(480)					360,340								360,000
Common stock issued for acquisition of mining assets on March 12, 2010 (Shares)							10,000,000
Common stock issued for acquisition of mining assets on March 12, 2010 (in Dollars)							100					45,400								45,500
Common stock issued for services (Shares)							33,333,332
Common stock issued for services (in Dollars)							333					2,599,667								2,600,000
Intrinsic value of beneficial conversion feature relating to issuance of $50,000 promissory note on July 14, 2010 (in Dollars)												38,936								38,936
Series B preferred stock issued to chief executive officer for services on October 15, 2010 (Shares)		100,000
Series B preferred stock issued to chief executive officer for services on October 15, 2010 (in Dollars)		1										199,999								200,000
Conversion of notes payable and accrued interest into common stock, including $664,155 excess of fair value of common stock issued over amount of debt and accrued interests settled (charge to professional fees in the statement of operations) (Shares)							45,000,000
Conversion of notes payable and accrued interest into common stock, including $664,155 excess of fair value of common stock issued over amount of debt and accrued interests settled (charge to professional fees in the statement of operations) (in Dollars)							450					679,550								680,000
Net Loss for the year															(4,343,209)					(4,343,209)
Ending Balance (in Dollars) at Nov. 30, 2010	140	1					1,200					4,015,101			(4,472,065)					455,623
Ending Balance (Shares) at Nov. 30, 2010	14,000,000	100,000					120,013,332
Forgiveness of debt due to related party by then majority stockholder on September 15, 2009
Common stock issued for services (Shares)					4,000,000	33,000,000												4,000,000	33,000,000
Common stock issued for services (in Dollars)					40	330				49,160	257,070							49,200	257,400
Common stock issued for acquisition of Liberty American, LLC on January 24, 2011 (Shares)							10,000,000
Common stock issued for acquisition of Liberty American, LLC on January 24, 2011 (in Dollars)							100					144,900								145,000
Common stock issued for joint venture agreement on March 2, 2011 (Shares)							10,000,000
Common stock issued for joint venture agreement on March 2, 2011 (in Dollars)							100					122,900								123,000
Intrisic value of beneficial conversion feature relating to issuance of $1,452,000 convertible notes (in Dolars)												435,750								435,750
Common stock issued for accrued liabilities on Jun 20, 2011 (Shares)							13,600,000
Common stock issued for accrued liabilities on Jun 20, 2011 (in Dollars)							136					135,864								136,000
Conversion of notes payable and accrued interest into common stock, including $4,157,739 excess of fair value on common stock issued over amount of debt and accrued interest settled ( $3,639,669 charged to professional fees and $518,070 charged to loss on conversion of notes payable to investors in the statement of operations) (Shares)							414,000,000
Conversion of notes payable and accrued interest into common stock, including $4,157,739 excess of fair value on common stock issued over amount of debt and accrued interest settled ( $3,639,669 charged to professional fees and $518,070 charged to loss on conversion of notes payable to investors in the statement of operations) (in Dollars)							4,140					4,260,260								4,264,400
Net Loss for the year															(8,177,472)					(8,177,472)
Ending Balance (in Dollars) at Aug. 31, 2011	$ 140	$ 1					$ 6,046					$ 9,421,005			$ (12,649,537)					$ 3,222,345
Ending Balance (Shares) at Aug. 31, 2011	14,000,000	100,000					604,613,332

Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2007	Aug. 31, 2011	Nov. 30, 2010
Statement of Stockholders' Equity [Abstract]
Common shares sold for cash (in Dollars)	$ 480
Common shares sold for cash (per share)	$ 0.000125
Common shares sold for cash (in Dollars)	317
Common shares sold for cash (per share)	$ 0.00125
Beneficial conversion feature, Promissory Note (in Dollars)			50,000
Excess of fair value of common stock over notes payable (in Dollars)			664,155
Issuance of convertible notes (in Dollars)		1,452,500
Excess of fair value of common stock charged to professional fees (in Dollars)		3,639,669
Excess of fair value of common stock charged to loss on conversion of notes payable to investors (in Dollars)		$ 518,070

Consolidated Statements of Cash Flows (USD $)	9 Months Ended		48 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (8,177,472)	$ (3,214,977)	$ (12,649,537)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation	22,161		22,161
Write off of goodwill	431,713		431,713
Stock issued for services, including $3,639,669, $-0-, and $4,303,824, respectively, of excess of fair value of common stock issued over amount of debt and accrued interest settled (charged to professional fees in the statements of operations)	4,069,269	2,960,000	7,893,424
Amortization of debt discount	311,455	6,888	350,391
Gain from forgiveness of amounts due to related parties			(28,539)
Loss on conversion of notes payable to investors to common stock	518,070		518,070
Donated services and expenses			18,400
Impairment of mineral property acquisition costs			6,500
Changes in operating assets and liabilities:
Other assets	(1,104)		(1,104)
Accounts payable and accrued liabilities	402,111	110,724	585,221
Accrued consulting fees due to related parties	17,500	92,000	194,539
Net Cash Used by Operating Activities	(2,406,297)	(45,365)	(2,658,761)
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans receivable
Cash received in connection with acquisition of Liberty American, LLC	65		65
Purchases of property and equipment	(231,052)		(231,052)
Mineral property acquisition costs			(6,500)
Net Cash Used by Investing Activities	(230,987)		(237,487)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in due to related party			28,006
Proceeds from notes payable	2,499,500	77,500	2,737,000
Repayment of note payable			(50,000)
Repayment of loan payable of Liberty American, LLC to the Company's corporate counsel	(61,419)		(61,419)
Proceeds from sale of common stock			45,600
Proceeds from investors pursuant to Stock Purchase Agreements to be effective upon completion of reverse stock split	200,000		200,000
Net Cash Provided by Financing Activities	2,638,081	77,500	2,899,187
NET INCREASE IN CASH AND CASH EQUIVALENTS	797	32,135	2,939
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	2,142	575
CASH AND CASH EQUIVALENTS, END OF PERIOD	2,939	32,710	2,939
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest
Income taxes
Non-cash investing and financing activities:
Forgiveness of debt due to related party by then majority stockholder on September 15, 2009			28,006
Stock issued for services	4,069,269	2,600,000	7,893,424
Conversion of notes payable and accrued interest into common stock:
Notes payable ( $100,500, $-0-, and $115,050, respectively) and accrued interest ( $6,161, $-0-, and $7,006, respectively) settled	106,661		122,506
Excess of fair value of common stock issued over amount of debt and accrued interest settled	4,157,739		4,821,894
Fair value of 414,000,000, 0, and 459,000,000 shares, respectively, of common stock issued	4,264,400		4,944,400
Settlement of accrued consulting fees due to related parties in exchange for common stock on June 20, 2011	136,000
Conversion of common stock to Series A preferred stock on March 3, 2010			$ 360,000
Common stock issued for acquisition of mining assets on March 12, 2010		45,500	45,500
Common stock issued for acquisition of Liberty American, LLC on January 24, 2011	145,000		145,000

Consolidated Statements of Cash Flows (Parenthetical) (USD $)	9 Months Ended	48 Months Ended
	Aug. 31, 2011	Aug. 31, 2011
Statement of Cash Flows [Abstract]
Excess of fair value of common stock issued over amount of debt and accrued interest settled (charged to professional fees in the statements of operations)	$ 3,639,669	$ 4,303,824
Notes payable, settled	100,500	115,050
Accrued interest, settled	$ 6,161	$ 7,006
Number of shares of common stock issued	414,000,000	459,000,000

Organization and Description of Business	9 Months Ended
Aug. 31, 2011
Notes to Financial Statements
Organization and Description of Business

NOTE 1 ORGANIZATION AND DESCRIPTION OF BUSINESS

Alto Group Holdings Inc. (the “Company”) was incorporated in the State of Nevada on September 21, 2007. The Company is an Exploration Stage Company, as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, Development Stage Entities. The Company’s principal business is the acquisition and exploration of mineral resources. The Company has not presently determined whether its properties contain mineral reserves that are economically recoverable.

These financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has never generated revenues since inception and has never paid any dividends and is unlikely to pay dividends or generate earnings in the immediate or foreseeable future. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary equity financing to continue operations, and the attainment of profitable operations. As at August 31, 2011, the Company has a total stockholders’ deficit of  $3,222,345 and has accumulated losses of  $12,649,537 since inception. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Basis of Financial Statement Presentation	9 Months Ended
Aug. 31, 2011
Notes to Financial Statements
Basis of Financial Statement Presentation

NOTE 2 - BASIS OF FINANCIAL STATEMENT PRESENTATION

The accompanying unaudited consolidated financial statements have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted in accordance with such rules and regulations. The information furnished in the interim consolidated financial statements includes normal recurring adjustments and reflects all adjustments, which, in the opinion of management, are necessary for a fair presentation of such financial statements. Although management believes the disclosures and information presented are adequate to make the information not misleading, it is suggested that these interim consolidated financial statements be read in conjunction with the Company’s audited financial statements and notes thereto included in its Form 10-K/A filed on April 7, 2011. Operating results for the nine months ended August 31, 2011 are not necessarily indicative of the results to be expected for the year ending November 30, 2011.

Acquisition of Liberty American, LLC	9 Months Ended
Aug. 31, 2011
Notes to Financial Statements
Acquisition of Liberty American, LLC

NOTE 3 - ACQUISITION OF LIBERTY AMERICAN, LLC

On January 24, 2011, the Company acquired all of the membership units of Liberty American, LLC (“Liberty”), a Utah limited liability company that holds certain development rights with respect to the La Cienega gold mining concession in Northern Sonora, Mexico, in exchange for 10,000,000 restricted shares of the Company common stock to be issued within 30 days (issued March 5, 2011). The agreement embodying the Acquisition contains standard warranties and representations by the Company and the previous owner of Liberty.

The estimated fair values of the identifiable net assets of Liberty at January 24, 2011 (date of acquisition) consisted of:

Cash and cash equivalents	$65
Loan receivable	7,500
Total assets	7,565
Account payable	61,951
Accrued interest payable	35,662
Notes payable	196,665
Total liabilities	294,278

Identifiable net assets	$(286,713)

Goodwill of  $431,713 (excess of the  $145,000 fair value of the 10,000,000 common shares over the  $286,713 negative identifiable net assets of Liberty) was recorded at the January 24, 2011 acquisition date. As the Company believed that the fair value of the goodwill recorded by the Company was  $-0-, the entire  $431,713 goodwill was written off on the January 24, 2011 acquisition date.

The following pro forma information summarizes the results of operations for the periods indicated as if the acquisition occurred at November 30, 2009. The pro forma information is not necessarily indicative of the results that would have been reported had the transaction actually occurred on November 30, 2009.

	Nine Months Ended August 31,
	2011	2010

Net revenues	$—	$2,598

Exploration and carrying costs	548,663	9,750
Officers and directors’ compensation	154,000	—
Consulting fees	922,190	2,954,000
Professional fees	3,985,815	234,081
General and administrative	1,158,893	8,957

Total operating expenses	6,769,561	3,206,788

Loss from operations	(6,769,561)	(3,206,788)

Other income (expenses) - net	(999.192)	(8,189)

Net loss	$(7,768,753)	$(3,214,977)

Diluted loss per common share	$(0.02)	$(0.04)

Property and Equipment, Net	9 Months Ended
Aug. 31, 2011
Notes to Financial Statements
Property and Equipment, Net

NOTE 4- PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of:

	August 31,	November 30,
	2011	2010

Excavation equipment and accessories	$125,000	$—
Tractors and trailers	55,000	—
Automotive equipment	15,000	—
Other mining equipment	10,000	—
Computer, office equipment and furniture	26,052	—

Total	231,052	—

Accumulated depreciation	(22,161)	—

Net	$208,891	$—

Depreciation is provided using the straight line method over the estimated useful lives of the respective assets (5 years for excavation and mining equipment, tractors and trailers, and automotive equipment, 7 years for computer, office equipment, and furniture).

Related Party Balances / Transactions	9 Months Ended
Aug. 31, 2011
Notes to Financial Statements
Related Party Balances / Transactions

NOTE 5- RELATED PARTY BALANCES / TRANSACTIONS

Due to related parties consist of:
	August 31, 2011	November 30, 2010

Accrued consulting fees due to officers and directors	30,000	148,500
Total	$30,000	$148,500

The above debt is unsecured, non-interest bearing, and has no specific terms of repayment.

For the nine months ended August 31, 2011 and 2010, the Company accrued  $110,000 and  $84,000, respectively, in consulting fees due to the three directors of the Company pursuant to consulting agreements (Note 10).

Notes and Loans Payable	9 Months Ended
Aug. 31, 2011
Notes to Financial Statements
Notes and Loans Payable

NOTE 6 - NOTES AND LOANS PAYABLE

Notes and loans payable consisted of the following:	August 31, 2011	November 30, 2010
Note payable dated June 7, 2010 to an unsolicited accredited investor, interest at 12% per annum, due on December 7, 2010, unsecured	$—	$22,000
Notes payable to an unsolicited accredited investor, interest at 9% per annum, due in varying amounts from October 27, 2011 to July 18, 2012, unsecured	1,142,000	140,000
Notes payable dated December 1, 2010 to an unsolicited accredited investor, interest at 12% per annum, due May 31, 2011, convertible into common stock at a conversion price equal to 60% of the then current market price, now past due and in default	14,000	—
Notes payable to the Company’s corporate counsel dated from September 30, 2010 to May 31, 2011 (arising from services rendered), interest at 9% per annum, due monthly from September 30, 2011 to May 31, 2012 in nine $10,000 amounts, unsecured	82,500	80,000
Note payable to the Company’s corporate counsel dated November 1, 2010, interest at 9% per annum, due November 1, 2011, unsecured	20,000	20,000
Note payable to the Company’s corporate counsel dated July 14, 2010, interest at 8% per annum, due April 16, 2011, unsecured, now past due and in default	5,500	5,500
Notes payable to an unsolicited accredited investor dated March 9, 2011, interest at 9% per annum, due March 9, 2012, unsecured	5,000	—

Notes payable to an unsolicited accredited investor dated August 4, 2011, interest at 9% per annum, due August 4, 2012, unsecured	5,000	—

Notes payable dated from March 1, 2011 to August 1, 2011 to unsolicited accredited investors, interest at 12% per annum, due in varying amounts from September 1, 2011 to February 1, 2012, automatically convertible at maturity into common stock at a conversion price equal to 70% of the average closing price for the 15 days prior to the maturity date (less unamortized debt discount of $124,295 and $-0-, respectively)	1,328,205	—
Note payable of Liberty American, LLC to the Company’s corporate counsel, interest at 12% per annum, due on demand, unsecured	135,246	—
Total Notes and Loans Payable	2,737,451	267,500
Less: Current Portion	(2,737,451)	(267,500)
Long-Term Notes and Loans Payable	$—	$—

As more fully described in Note 8, a total of  $15,000 notes payable (arising from professional services rendered) and  $845 accrued interest was satisfied through the delivery of a total of 45,000,000 shares of the Company common stock in October and November of 2010. In the nine months ended August 31, 2011, a total of  $57,500 notes payable (arising from professional services rendered) and  $2,831 accrued interest was satisfied through the delivery of a total of 265,000,000 shares of Company common stock.

The  $435,750 total intrinsic value of the beneficial conversion feature of the  $1,452,500 convertible promissory notes at their issuance dates, which was reflected as a debt discount and an increase in additional paid-in capital, is amortized as interest expense over the terms of the notes. For the nine months ended August 31, 2011, amortization of the debt discount (reflected as interest expense) was  $215,817.

At August 31, 2011 and November 30, 2010, accounts payable and accrued liabilities include  $27,500 and  $32,121, respectively, due the Company’s corporate counsel.

Accrued interest payable on the notes and loans payable at August 31, 2011 and November 30, 2010 was  $180,101 and  $4,246, respectively, which is included within “accounts payable and accrued liabilities” in the Balance Sheet.

Proceeds From Investors Pursuant to Stock Purchase Agreements	9 Months Ended
Aug. 31, 2011
Notes to Financial Statements
Proceeds From Investors Pursuant to Stock Purchase Agreements

NOTE 7 - PROCEEDS FROM INVESTORS PURSUANT TO STOCK PURCHASE AGREEMENTS TO BE EFFECTIVE UPON COMPLETION OF REVERSE STOCK SPLIT

In July and August 2011, the Company received a total of  $200,000 from three investors pursuant to Stock Purchase Agreements. The Stock Purchase Agreements provide for the Company to file an application with the Financial Industry Regulatory Authority (“FINRA”) to affect a 1 for 2000 reverse stock split of its outstanding common stock within 120 days from the respective closing dates. Once the reverse split is approved and effective, the Company is to deliver the investors shares of Company common stock calculated by dividing their investment by the closing trading price of the shares on the first full business day following the Effective Date and multiplying the product thereof by 330%. At August 31, 2011, the  $200,000 has been reflected in liabilities pursuant to ASC 480-10-25-14(a) since the amounts embody a conditional obligation that the Company must settle by issuing a variable number of shares and the monetary value of the obligation is based on a fixed monetary amount known at inception.

Preferred Stock and Common Stock	9 Months Ended
Aug. 31, 2011
Notes to Financial Statements
Preferred Stock and Common Stock

NOTE 8 - PREFERRED STOCK AND COMMON STOCK

Effective December 23, 2009, the Company effected an 8:1 forward stock split of the issued and outstanding common stock. As a result, the issued and outstanding common stock increased from 9,960,000 shares of common stock to 79,680,000 shares of common stock. All share and per share amounts have been retroactively adjusted for all periods presented.

On September 21, 2007, the Company issued 48,000,000 shares of common stock at  $0.000125 per share to the then sole Director of the Company for cash proceeds of  $6,000.

During the period ended November 30, 2007, the Company accepted stock subscriptions for 31,680,000 shares of common stock at  $0.00125 per share or  $39,600 total.  $35,100 was collected by November 30, 2007 and  $4,500 was collected in December 2007.

On February 22, 2010 the Company entered into consulting agreements with five individuals (the “S-8 Consultants”) which provided for the S-8 Consultants to provide certain consulting services to the Company through March 31, 2010 and issued each of the S-8 Consultants, 4,000,000 shares of Company common stock (20,000,000 shares total). The  $2,200,000 estimated fair value of the 20,000,000 shares was charged to “consulting fees” in the Statement of Operations in the three months ended February 28, 2010.

On March 3, 2010, the Company approved the designation of 20,000,000 shares of Preferred Stock as Series A Preferred Stock and the conversion of 48,000,000 shares of Company common stock owned by Opiuchus Holdings, Inc. (“Opiuchus”), a company controlled by Mark Daniel Klok (chief executive officer of the Company since November 9, 2009), into 14,000,000 shares of Series A Preferred Stock. Each share of Series A Preferred Stock is convertible into 4 shares of common stock and has voting rights, dividend rights, and liquidation rights on an “as converted basis”. The  $360,000 estimated fair value of the 8,000,000 shares of common stock increase in common stock equivalents from the conversion transaction was charged to “officers and directors compensation” in the Statement of Operations in the three months ended May 31, 2010.

On March 12, 2010, the Company executed an Asset Purchase Agreement with Mexican Hunter Explorations S.A. de C.V., a corporation organized under the laws of Mexico (“MHE”), to acquire two gold and silver mining concessions known as “Los Tres Machos” and “Zuna” in Jalisco, in the state of Guadalahara, Mexico in exchange for 10,000,000 newly to be issued restricted shares of Company common stock. MHE is owned and controlled by Mark Daniel Klok and Robert Howie, each of whom are executive officers and directors of the Company. Accordingly, the mining assets and related addition to stockholders’ equity has been reflected at the  $45,500 transferor’s historical cost of the mining assets.

On May 19, 2010, the Company issued a total of 13,333,332 shares of common stock (9,999,999 shares to three officers and directors; 3,333,333 shares to a consultant) for services rendered to the Company. The  $400,000 estimated fair value of the 13,333,332 shares was charged  $300,000 to “officers and directors compensation” and  $100,000 to “consulting fees” in the Statement of Operations in the three months ended May 31, 2010.

On October 14, 2010, the Company entered into a Note Conversion Agreement with two entities. Pursuant to the agreement, the Company satisfied a  $5,000 note payable to its corporate counsel dated March 15, 2010 (which arose from professional services rendered and was assigned to the two entities) through the delivery of a total of 15,000,000 shares of Company common stock from October 22, 2010 to December 6, 2010 to the two entities. The Company reported the  $294,736 excess of the fair value of the common stock at October 14, 2010 ( $300,000) over the amount of the debt ( $5,000) and accrued interest ( $264) settled ( $5,264 total) as “professional fees” in the Statement of Operations for the year ended November 30, 2010.

On October 15, 2010, the Company issued 100,000 shares of Series B Preferred Stock to Opiuchus for past services rendered to the Company. Each share of Series B Preferred Stock has 2,000 votes on all matters upon which the common shareholders vote (or a total equivalent of 200,000,000 voting shares for the 100,000 shares of Series B Preferred Stock); the Series B Preferred Stock has no dividend, distribution, or liquidation rights and is not convertible into shares of common stock. The  $200,000 estimated fair value of the 100,000 shares of Series B Preferred Stock was charged to “officers and directors compensation” in the Statement of Operations for the year ended November 30, 2010.

Pursuant to Note Conversion Agreements with an entity dated November 8, 2010, November 15, 2010, and November 22, 2010, the Company satisfied a  $10,000 note payable to its corporate counsel dated March 31, 2010 (which arose from professional services rendered and was assigned to the entity) through the delivery of a total of 30,000,000 shares of Company common stock (10,000,000 shares each on November 9, 2010, November 15, 2010, and November 23, 2010) to the entity. The Company reported the  $369,419 excess of the fair value of the common stock at the dates of the respective Note Conversion Agreements ( $380,000 total) over the amount of debt ( $10,000) and accrued interest ( $581) settled ( $10,581 total) as “professional fees” in the Statement of Operations for the year ended November 30, 2010.

For the nine months ended August 31, 2011, the Company entered into Note Conversion Agreements with two entities whereby the Company satisfied a total of  $57,500 notes payable to its corporate counsel (which arose from professional services rendered and were assigned to the two entities) through the delivery of a total of 265,000,000 shares of Company common stock to the two entities. The Company reported the  $3,639,669 excess of the fair value of the common stock at the dates of the respective Note Conversion Agreements ( $3,700,000 total) over the amount of debt ( $57,500) and accrued interest ( $2,831) settled ( $60,331 total) as “professional fees” in the Statement of Operations for the nine months ended August 31, 2011.

On January 14, 2011, a majority of the Company’s disinterested directors approved an increase in the voting rights of the Series B Preferred Stock from 2,000 to 20,000 votes per share (or a total equivalent of 2,000,000,000 voting shares for the 100,000 shares of Series B Preferred Stock held by Opiuchus Holdings, Inc., a company controlled by the Company’s chief executive officer).

On January 14, 2011, we amended and restated our Articles of Incorporation ("Restatement") by increasing the number of authorized shares of our common stock from 200,000,000 to 350,000,000. On January 18, 2011, we filed a definitive Information Statement on Schedule 14C describing the Restatement, and wherein we informed our shareholders that holders of a majority of our voting shares had approved the Restatement by written consent in lieu of a shareholder meeting.

On January 24, 2011, the Company acquired from the wife of the Company’s corporate counsel all of the membership units of Liberty American, LLC (“Liberty”), a Utah limited liability company that holds certain development rights with respect to the La Cienega gold mining concession in Northern Sonora, Mexico in exchange for 10,000,000 restricted shares of the Company common stock to be issued within 30 days (issued March 5, 2011).  The agreement embodying the Acquisition contains standard warranties and representations by the Company and the previous owner of Liberty.

On February 1, 2011, we commenced a private offering ("Offering") of convertible promissory notes ("Notes") to accredited or non-U.S. investors. As of August 31, 2011, we had issued Notes pursuant to the Offering in the aggregate principal amount of  $1,452,500 to various investors. The Notes are automatically convertible into common stock of the Company on the six-month anniversary date from the date of issuance. As of October 20, 2011, we had issued -0- shares of common stock pursuant to the conversion of these Notes.

On March 5, 2011, the Company issued a total of 10,000,000 restricted shares of common stock to the two SWMCM stockholders pursuant to a Joint Venture Agreement dated November 28, 2010 (see Note 9). The  $123,000 estimated fair value of the 10,000,000 shares was charged to “exploration and carrying costs” in the Statement of Operations for the three months ended May 31, 2011.

Also on March 5, 2011, the Company issued a total of 4,000,000 restricted shares of common stock to two consultants for services rendered. The  $49,200 estimated fair value of the 4,000,000 shares was charged to “consulting fees” in the Statement of Operations for the three months ended May 31, 2011.

On May 17, 2011, we filed a definitive Information Statement on Schedule 14C describing a Restatement of the Articles of Incorporation ("Restatement"), wherein we informed our shareholders that action had been taken by our board of directors and the holders of a majority in interest of our voting capital stock to effect a restatement to increase the number of authorized shares of our common stock from 350,000,000 to 750,000,000. The foregoing action has been ratified by the written consent of the holders of a majority in interest of our voting capital stock, consisting of our outstanding common stock, outstanding Series A Preferred Stock, and Series B Preferred Stock, as well as our board of directors. On May 24, 2011, we filed the Restatement with the State of Nevada.

On June 20, 2011, the Company issued an aggregate of 33,000,000 shares of unregistered common stock (including 5,000,000 shares to the brother of the Company’s chief executive officer) to eight employees / service providers for services rendered. The  $257,400 estimated fair value of the 33,000,000 shares was charged to “consulting fees” in the Statement of Operations for the three months ending August 31, 2011, which included  $39,000 related to the brother of the Company’s chief executive officer.

On June 20, 2011, the Company issued a total of 13,600,000 shares of common stock to two directors in satisfaction of accrued consulting fees of  $136,000.

In the three months ended August 31, 2011, the Company issued a total of 149,000,000 shares of common stock to two note holders in satisfaction of a total of  $43,000 notes payable and  $3,330 accrued interest. The Company reported the  $518,070 excess of the fair value of the common stock at the dates of the respective issuances ( $564,400 total) over the amount of the debt settled ( $46,330) as “loss on conversion of notes payable to investors to common stock” in the Statement of Operations for the three months ended August 31, 2011.

Income Taxes	9 Months Ended
Aug. 31, 2011
Notes to Financial Statements
Income Taxes

NOTE 9 - INCOME TAXES

A reconciliation of the expected income tax recovery computed by applying the statutory United States federal income tax rate of 34% to income (loss) before income taxes follows:

	For the nine months ended August 31, 2011	For the nine months ended August 31, 2010	September 21, 2007 (Date of Inception) to August 31, 2011

Income tax recovery at statutory rate	$2,780,340	$1,093,092	$4,300,843

Non- deductible stock-based compensation	(1,383,551)	(1,006,400)	(2,683,764)
Non-deductible loss on conversion of notes payable to investors to common stock	(176,144)	—	(176,144)
Non-deductible donated services	—	—	(6,256)
Non-deductible amortization of debt discount	(105,895)	(2,342)	(119,133)
Non-deductible write off of goodwill	(146,782)	—	(146,782)
Valuation allowance change	(967,968)	(84,350)	(1,168,764)

Provision for income taxes	$—	$—	$—

The components of the net deferred tax asset consist of:

	August 31, 2011	November 30, 2010

Net operating loss carry-forward	$1,168,763	$200,795

Valuation allowance	(1,168,763)	(200,795)

Net deferred income tax asset	$—	$—

Potential benefits of income taxes are not recognized in the accounts until realization is more likely than not. At August 31, 2011, the Company has a net operating loss carry-forward of  $3,437,539 which expires  $3,372 in 2027,  $55,089 in 2028,  $51,995 in 2029,  $480,118 in 2030, and  $2,846,965 in 2031. Pursuant to ASC 740, the Company is required to compute tax asset benefits for net operating losses carried forward. The potential benefit of net operating losses have not been recognized in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future years.

Current United States income tax laws limit the amount of loss available to be offset against future taxable income when a substantial change in ownership occurs. Therefore, the amount available to offset future taxable income may be limited.

Commitments and Contingencies	9 Months Ended
Aug. 31, 2011
Notes to Financial Statements
Commitments and Contingencies

NOTE 10 - COMMITMENTS AND CONTINGENCIES

On February 1, 2010, the Company entered into agreements with three directors of the Company for consulting services to the Company at  $4,000 per month each for a period of one year ( $144,000 total). The agreements were terminated on June 30, 2011.

On February 1, 2010, the Company entered into consulting agreements with two individuals for consulting services to the Castle Peak joint venture which provided for payments totaling  $156,000 over the one year term of the agreements. As the Castle Peak joint venture did not materialize, the agreements are void and the Company is no longer liable to pay for the consulting services.

On March 15, 2010, we received notice that our joint venture agreement with Castle Peak Mining Ltd. (“Castle Peak”) had been terminated. The agreement with Castle Peak concerned certain mining concessions in Ghana, West Africa and contained various obligations of the Company to provide phased financing for exploration and development of these concessions. The joint venture agreement also provided for the issuance of 322,000 restricted shares of common stock (which were not issued). The joint venture agreement was to be approved by the Ghana Government Minerals Commission, which did not occur.

On November 28, 2010, the Company executed a Joint Venture Agreement with St. Watson Mining Company Mali SARL (a Mali corporation) (“SWMCM”) and St. Watson Mining Company Ltd. (a Sierra Leona limited company) (“SWMC”). The agreement provides for SWMCM to contribute a certain gold mining dredge and a mining concession located in Mali, West Africa to the Joint Venture and for SWMC to contribute two mining concessions located in Sierra Leone, West Africa to the Joint Venture. The Company is to contribute a total of  $400,000 cash to the Joint Venture within 120 days of the agreement and to issue a total of 10,000,000 shares of the Company common stock to the two SWMCM stockholders (Through May 31, 2011, the Company paid a total of  $129,000 relating to this commitment. On March 5, 2011 the Company issued the 10,000,000 shares of common stock to the two SWMCM stockholders). The Company was to have a 50% equity interest in the Joint Venture. On July 25, 2011, the Company received a notice of termination of the Joint Venture from SWMCM and SWMC alleging the breach of certain provisions of the agreement. The Company disputes the allegations made in the notice.

On April 21, 2011, we formed a new joint venture company, Alto Cascade Resources, LLC, a Utah limited liability company ("ACR"). The Company owns 51% of the membership units of ACR and Douglas G. McFarland owns 49% of the membership units of ACR.. ACR was formed for the purpose of developing and exploring the Mt. Baker Mining District, Whatcom County, Washington. ACR has filed 30 Lode Mining Claims with the Bureau of Land Management, Oregon State Office and intends to explore and develop these claims.

On April 26, 2011, we terminated our Joint Venture Agreement with American Enviro-medial LLC, a California limited liability company ("AEM"). AEM owned the Horse Shoe Bar mining and mineral lease on the Middle Fork of the American River in California (the “Mineral Lease”). The Company and AEM formed Alto Horse Shoe Bar Mining LLC (the “Joint Venture Company”) to operate and manage the joint venture. Unfortunately, the Mineral Lease has been revoked and the Joint Venture has been terminated. The Company has no further obligations to the Joint Venture Company or to AEM.

Subsequent Events	9 Months Ended
Aug. 31, 2011
Notes to Financial Statements
Subsequent Events

NOTE 11 - SUBSEQUENT EVENTS

On September 5, 2011, Liberty American, LLC (“Liberty”), a wholly-owned subsidiary of the Company, received notice that the operator agreement between Liberty and the holder of certain licenses to two mining concessions (collectively, the "Concessions") on the "La Cienega" mining prospect in Northern Sonora, Mexico had been terminated. Pursuant to the Operator Agreement, Liberty or its designee had been granted the right to operate a mine in connection with the Concessions in exchange for a royalty of five percent (5%) of the net mining revenues associated with such operations.

On September 19, 2011, Mark Klok resigned as the Company’s Chief Executive Officer. Also on September 19, 2011, the Company appointed Randall Appel as its Chief Executive Officer.

On September 29, 2011, Opiuchus Holdings, Inc. (“OHI”), a corporation owned by Mark Klok, the Chairman of the Company, executed a Shareholder Voting Agreement (hereafter, the “Agreement”) with Randall Appel, the Chief Executive Officer of the Company. OHI is the holder of 100,000 shares of Series B Preferred Shares of the Company (hereafter, the “Preferred Shares”), which collectively hold an aggregate of 2,000,000,000 votes. Pursuant to the Agreement, OHI assigned Mr. Appel its voting rights with respect to the Preferred Shares for a period of one year. The Agreement may be terminated by OHI upon the occurrence of certain events, which includes the failure of Mr. Appel to vote the Preferred Shares against a vote by the shareholders to dismiss Mr. Klok from the Company’s Board of Directors.

On October 5, 2011, the Board approved an Employment Agreement between the Company and Randall Appel, the Company’s Chief Executive Officer. The Employment Agreement has a five year term and provides for a base salary of  $180,000 per annum, with annual increases based on the greater of the CPI increase or 5%. Mr. Appel is also entitled to a signing bonus of  $75,000 commensurate with the commencement of his employment as CEO. The Employment Agreement further entitles Mr. Appel to a severance payment of twelve (12) months’ salary if he is terminated without cause during the employment term.

Also on October 5, 2011, the Board of Directors of the Company amended and restated its Articles of Incorporation providing for a decrease in the number of authorized shares of common stock from 750,000,000 to 50,000,000 shares, as well as to decrease the number of authorized shares of Preferred stock from 100,000,000 to 20,000,000 shares.

Also on October 5, 2011, the Board of Directors of the Company and holders of a majority of the voting rights of the Company’s capital stock approved a reverse split of the Company’s Common Stock on a 2,000 for 1 basis.